UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

                                                                         Value
LSV VALUE EQUITY FUND                                      Shares        (000)
---------------------                                    ----------   ----------
COMMON STOCK (99.1%)
AEROSPACE & DEFENSE (3.3%)
   Boeing                                                   243,500   $   10,448
   L-3 Communications Holdings                              144,800       10,932
   Northrop Grumman                                         315,200       14,052
   Textron                                                  553,200        7,435
   United Technologies                                      151,400        8,247
                                                                      ----------
                                                                          51,114
                                                                      ----------
AGRICULTURAL OPERATIONS (1.4%)
   Archer-Daniels-Midland                                   694,100       20,906
                                                                      ----------
AGRICULTURAL PRODUCTS (0.3%)
   Corn Products International                              186,000        5,208
                                                                      ----------
AIRCRAFT (1.2%)
   Honeywell International                                  257,000        8,918
   Lockheed Martin                                          131,900        9,861
                                                                      ----------
                                                                          18,779
                                                                      ----------
APPAREL RETAIL (0.9%)
   Gap                                                      845,200       13,794
                                                                      ----------
APPAREL/TEXTILES (0.5%)
   Jones Apparel Group                                      534,900        7,360
                                                                      ----------
APPLICATION SOFTWARE (0.5%)
   Amdocs *                                                 337,252        8,067
                                                                      ----------
AUTOMOTIVE (0.3%)
   Autoliv                                                  149,100        5,339
                                                                      ----------
BANKS (9.8%)
   Bank of America                                        2,132,510       31,540
   BB&T                                                     465,500       10,651
   Comerica                                                 458,100       10,921
   Huntington Bancshares                                    432,600        1,769
   JPMorgan Chase                                         1,265,400       48,908
   Keycorp                                                  527,600        3,050
   PNC Financial Services Group                             301,400       11,049
   Regions Financial                                        939,237        4,151
   SunTrust Banks                                           145,850        2,844
   US Bancorp                                               272,700        5,566
   Wells Fargo                                              745,600       18,237
   Zions Bancorporation                                     227,300        3,087
                                                                      ----------
                                                                         151,773
                                                                      ----------
BIOTECHNOLOGY (1.6%)
   Amgen *                                                  385,400       24,014
                                                                      ----------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.0%)
   Sinclair Broadcast Group, Cl A                           138,319          259
                                                                      ----------
CABLE & SATELLITE (0.3%)
   Time Warner Cable, Cl A                                  140,833        4,656
                                                                      ----------
CHEMICALS (3.6%)
   Dow Chemical                                             585,800       12,402
   Eastman Chemical                                         334,700       16,621

                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
CHEMICALS (CONTINUED)
   Ferro                                                    328,239   $    1,631
   Lubrizol                                                 239,700       13,886
   PPG Industries                                           189,600       10,428
                                                                      ----------
                                                                          54,968
                                                                      ----------
COMPUTER & ELECTRONICS RETAIL (0.4%)
   RadioShack                                               446,100        6,919
                                                                      ----------
COMPUTERS & SERVICES (4.2%)
   Computer Sciences *                                      394,500       19,003
   Hewlett-Packard                                          192,700        8,344
   Microsoft                                                237,600        5,588
   Seagate Technology                                       590,800        7,113
   Sun Microsystems *                                       838,600        7,690
   United Online                                            344,600        3,164
   Western Digital *                                        455,900       13,791
                                                                      ----------
                                                                          64,693
                                                                      ----------
CONSUMER PRODUCTS (0.9%)
   Hasbro                                                   246,100        6,521
   Polaris Industries                                       192,705        7,298
                                                                      ----------
                                                                          13,819
                                                                      ----------
DIVERSIFIED MANUFACTURING (0.1%)
   Tredegar                                                  72,989        1,069
                                                                      ----------
ELECTRICAL SERVICES (4.2%)
   Alliant Energy                                           369,700        9,671
   American Electric Power                                  250,600        7,759
   CMS Energy                                               538,800        6,972
   OGE Energy                                               240,800        7,248
   Pinnacle West Capital                                    309,700        9,898
   Sempra Energy                                            238,700       12,515
   Xcel Energy                                              516,400       10,297
                                                                      ----------
                                                                          64,360
                                                                      ----------
FINANCIAL SERVICES (4.0%)
   Advance America Cash Advance Centers                     622,300        3,435
   Citigroup                                              2,050,952        6,501
   Discover Financial Services                              441,500        5,245
   Goldman Sachs Group                                      139,600       22,797
   Morgan Stanley                                           846,100       24,114
                                                                      ----------
                                                                          62,092
                                                                      ----------
FOOD, BEVERAGE & TOBACCO (3.4%)
   Coca-Cola Enterprises                                    953,100       17,909
   Del Monte Foods                                          976,400        9,432
   Pepsi Bottling Group                                     377,900       12,830
   PepsiAmericas                                             89,300        2,391
   Supervalu                                                694,800       10,304
                                                                      ----------
                                                                          52,866
                                                                      ----------
GAS/NATURAL GAS (0.3%)
   Atmos Energy                                             155,566        4,225
                                                                      ----------
HEALTH CARE FACILITIES (0.6%)
   Universal Health Services, Cl B                          159,400        8,864
                                                                      ----------

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

                                                                         Value
LSV VALUE EQUITY FUND                                      Shares        (000)
---------------------                                    ----------   ----------
HOTELS & LODGING (0.4%)
   Wyndham Worldwide                                        397,600   $    5,546
                                                                      ----------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Whirlpool                                                303,700       17,338
                                                                      ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   Constellation Energy Group                               221,100        6,346
   Mirant *                                                 382,800        6,913
                                                                      ----------
                                                                          13,259
                                                                      ----------
INSURANCE (9.5%)
   Allstate                                                 750,200       20,188
   American Financial Group                                 592,100       14,441
   Chubb                                                    563,200       26,009
   CIGNA                                                    391,900       11,130
   Cincinnati Financial                                     269,700        6,513
   Coventry Health Care *                                   577,550       13,284
   Genworth Financial, Cl A                                 567,200        3,914
   Hartford Financial Services Group                        363,400        5,992
   Lincoln National                                         195,031        4,133
   Loews                                                    214,800        6,448
   MetLife                                                  201,400        6,838
   Prudential Financial                                     176,400        7,809
   Stancorp Financial Group                                 156,600        5,390
   Travelers                                                359,204       15,471
                                                                      ----------
                                                                         147,560
                                                                      ----------
LEASING & RENTING (0.4%)
   Ryder System                                             165,100        5,800
                                                                      ----------
MACHINERY (2.1%)
   Black & Decker                                           187,900        7,065
   Caterpillar                                              161,700        7,125
   Crane                                                    368,000        7,809
   Parker Hannifin                                          231,400       10,246
                                                                      ----------
                                                                          32,245
                                                                      ----------
MOTORCYCLE MANUFACTURERS (0.7%)
   Harley-Davidson                                          486,700       10,999
                                                                      ----------
MULTIMEDIA (1.0%)
   Time Warner                                              561,066       14,958
                                                                      ----------
OFFICE ELECTRONICS (0.8%)
   Xerox                                                  1,482,600       12,142
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES (0.5%)
   Tidewater                                                166,921        7,511
                                                                      ----------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   Southern Union                                           324,500        6,289
                                                                      ----------
PETROLEUM & FUEL PRODUCTS (16.0%)
   Apache                                                    94,100        7,900
   Chevron                                                  986,500       68,532
   ConocoPhillips                                           920,300       40,226
   Diamond Offshore Drilling                                 92,500        8,313
   Exxon Mobil                                            1,010,600       71,136
   Marathon Oil                                             723,000       23,317

                                                                         Value
                                                           Shares        (000)
                                                         ----------   ----------
PETROLEUM & FUEL PRODUCTS (CONTINUED)
   Occidental Petroleum                                      82,000   $    5,850
   Patterson-UTI Energy                                     346,600        4,787
   Sunoco                                                   186,000        4,592
   Tesoro                                                   223,000        2,919
   Valero Energy                                            589,300       10,607
                                                                      ----------
                                                                         248,179
                                                                      ----------
PHARMACEUTICALS (10.5%)
   Eli Lilly                                                531,000       18,527
   Endo Pharmaceuticals Holdings *                          246,800        5,185
   Forest Laboratories *                                    428,000       11,055
   King Pharmaceuticals *                                   947,600        8,595
   Merck                                                    357,000       10,714
   Mylan Laboratories *                                     552,400        7,286
   Pfizer                                                 3,056,000       48,682
   Schering-Plough                                          608,300       16,126
   Wyeth                                                    764,100       35,569
                                                                      ----------
                                                                         161,739
                                                                      ----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.0%)
   Eastman Kodak                                            235,000          698
                                                                      ----------
PRINTING & PUBLISHING (1.3%)
   AH Belo, Cl A                                            235,173          675
   American Greetings, Cl A                                 310,900        4,903
   Gannett                                                  234,500        1,641
   Lexmark International, Cl A *                            299,400        4,335
   Newell Rubbermaid                                        606,800        7,810
                                                                      ----------
                                                                          19,364
                                                                      ----------
REINSURANCE (0.8%)
   Everest Re Group                                         161,700       12,972
                                                                      ----------
RETAIL (1.5%)
   Barnes & Noble                                           120,100        2,766
   Kroger                                                   380,200        8,129
   Safeway                                                  670,100       12,685
                                                                      ----------
                                                                          23,580
                                                                      ----------
SEMI-CONDUCTORS/INSTRUMENTS (0.4%)
   Sanmina-SCI *                                            733,338          447
   Vishay Intertechnology *                                 874,800        6,220
                                                                      ----------
                                                                           6,667
                                                                      ----------
STEEL & STEEL WORKS (1.3%)
   Alcoa                                                    548,200        6,447
   Nucor                                                    125,800        5,594
   Reliance Steel & Aluminum                                181,400        6,115
   United States Steel                                       65,500        2,604
                                                                      ----------
                                                                          20,760
                                                                      ----------
TECHNOLOGY DISTRIBUTORS (0.3%)
   Insight Enterprises *                                    452,500        4,661
                                                                      ----------
TELEPHONES & TELECOMMUNICATIONS (7.1%)
   AT&T                                                   2,097,300       55,012
   CenturyTel                                               369,400       11,596
   Harris                                                   103,300        3,234
   Harris Stratex Networks, Cl A *                           25,661          178

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

                                                           Shares/
                                                            Face
                                                           Amount        Value
LSV VALUE EQUITY FUND                                       (000)        (000)
---------------------                                    ----------   ----------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
   Verizon Communications                                 1,258,200   $   40,351
                                                                      ----------
                                                                         110,371
                                                                      ----------
TRUCKING (0.3%)
   Arkansas Best                                            189,700        5,403
                                                                      ----------
TOTAL COMMON STOCK
   (Cost $2,065,091)                                                   1,533,185
                                                                      ----------
WARRANTS (0.0%)
   Washington Mutual (A)                                     25,900           --
                                                                      ----------
TOTAL WARRANTS
   (Cost $0)                                                                  --
                                                                      ----------
REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley
      0.060%, dated 07/31/09, to be repurchased on
      08/03/09, repurchase price $17,867,041
      (collaterized by U.S. Treasury Bonds, par value
      $6,726,877 - $8,182,929, 0.875% - 4.250%,
      01/15/10 - 04/15/10, with total market value
      $18,226,478)                                       $   17,867       17,867
                                                                      ----------
TOTAL REPURCHASE AGREEMENT
   (Cost $17,867)                                                         17,867
                                                                      ----------
TOTAL INVESTMENTS (100.2%)
   (Cost $2,082,958) +                                                $1,551,052
                                                                      ==========

PERCENTAGES ARE BASED ON NET ASSETS OF $1,547,815(000).

*    NON-INCOME PRODUCING SECURITY.

(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.

CL - CLASS

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,121,385(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $122,179(000) AND $(692,512)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

July 31, 2009                                                        (Unaudited)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE (000):

Investments in Securities           Level 1   Level 2   Level 3      Total
-------------------------         ----------  -------   -------   ----------
   Common Stock                   $1,533,185    $--       $--     $1,533,185
   Warrants                               --     --        --             --
   Repurchase Agreement               17,867     --        --         17,867
                                  ----------    ---       ---     ----------
Total Investments in Securities   $1,551,052    $--       $--     $1,551,052
                                  ==========    ===       ===     ==========

LSV-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009